Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
At January 1, 2022	1,205,148	263,920	39,051	204,061	1,712,180

New loans	1,038,450	—	14,060	231,845	1,284,355
Scheduled repayments	(44,470)	(67,200)	(24,290)	(293,171)	(429,131)
Early repayments	(865,000)	—	—	—	(865,000)
Other changes	(945)	836	—	—	(109)
Translation differences	—	—	(142)	(5,873)	(6,015)
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
At January 1, 2023	1,333,183	197,556	28,679	136,862	1,696,280

New loans	2,124,850	—	2,312	569,277	2,696,439
Scheduled repayments	(72,644)	—	(21,311)	(544,856)	(638,811)
Early repayments	(2,861,080)	—	—	—	(2,861,080)

Remeasurement	—	—	27,158	—	27,158
Other changes	4,050	4,396	—	(346)	8,100
Translation differences	—	—	18	2,609	2,627
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

More than 5 years	30,203	—	206	—	30,409
Between 1 and 5 years	332,032	198,219	3,157	71,248	604,656
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2022
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,530,739	1,819,230	278,311	1,349,384	191,534
Other borrowings (Note 17)	136,862	154,292	73,330	80,962	—
Lease liabilities (Note 17)	28,679	29,745	23,624	6,080	41
Current trade and other payables * (Note 19)	72,878	72,878	72,878	—	—
	1,769,158	2,076,144	448,144	1,436,426	191,575

Derivative financial liabilities
Interest rate swaps (Note 19)	404	9	(1,359)	1,152	216
	404	9	(1,359)	1,152	216

	Contractual cash flows December 31, 2023
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	730,311	837,126	217,328	587,681	32,117
Other borrowings (Note 17)	163,546	214,641	99,058	40,363	75,220
Lease liabilities (Note 17)	36,856	37,732	33,806	3,651	276
Current trade and other payables * (Note 19)	106,613	106,613	106,613	—	—
	1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps (Note 19)	146	(9)	(876)	797	70
	146	(9)	(876)	797	70
* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2023			December 31, 2022
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 27.1M	USD	LIBOR + 1.95%	2029	—	—	—	24,650	24,650	24,650
Secured vessels loan 81.4M	USD	LIBOR + 1.50%	2029	—	—	—	44,098	44,098	42,960
Secured vessels loan 69.4M	USD	LIBOR + 2.0%	2030	—	—	—	49,751	49,751	49,751
Secured vessels loan 104.2M	USD	LIBOR + 2.0%	2030	—	—	—	67,251	67,251	66,562
Secured vessels Revolving loan 200.0M*	USD	LIBOR + 2.0%	2025	—	—	—	97,376	90,000	89,554
Secured vessels Revolving loan 700.0M*	USD	LIBOR + 1.95%	2026	—	—	—	553,480	470,000	466,211
Secured vessels Revolving loan 713.0M*	USD	LIBOR + 2.30%	2026	—	—	—	582,876	350,756	346,866
Secured vessels loan 73.45M	USD	LIBOR + 1.80%	2028	—	—	—	71,155	71,155	70,730
Unsecured Revolving loan 80M	EUR	LIBOR + 1.50%	2026	88,400	—	(66)	100,000	—	(265)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	124,809	124,809	123,728	141,747	141,747	140,227
Secured vessels Revolving loan 377.0M*	USD	SOFR + 1.90%	2028	—	—	—	288,276	40,000	35,938
Secured vessels loan Refi - Revolving loan 725.0M*	USD	SOFR + 2.30% - 2.90%	2028	725,000	—	(8,398)	—	—	—
Secured vessels loan Refi - Transition facility 375.0M	USD	SOFR + 2.30% - 2.90%	2025	368,225	368,225	365,662	—	—	—
Secured vessels loan Refi - Newbuild facility 190.0M	USD	SOFR + 2.30% - 2.90%	2028	47,500	47,500	47,433	—	—	—
Total interest-bearing bank loans				1,353,934	540,534	528,359	2,020,659	1,349,408	1,333,183
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2023			December 31, 2022
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	198,219	200,000	200,000	197,556
Total other notes				200,000	200,000	198,219	200,000	200,000	197,556

Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022

Less than one year	4,547	22,667
Between one and five years	19,130	11,212
More than five years	52,828	—
Total future lease payables	76,505	33,878

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022
Less than 1 year	30,495	25,955
Between 1 and 5 years	—	1,170
Total future lease payments	30,495	27,125

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings (Note 17)	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback agreement (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings (Note 17)	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper (Note 17)	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities (Note 17)	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,213)	—	—	—	(24,213)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,213)	—	1,080	—	(62,887)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences (Note 17)	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings (Note 17)	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	—	—	—
Repayment of sale and leaseback liability (Note 17)	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings (Note 17)	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper (Note 17)	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities (Note 17)	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	—	(418,733)	(1,460,887)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,312	—	—	—	—	2,312
Remeasurement (Note 17)	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences (Note 17)	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(163,024)	807,916	3,282,657